OTHER (INCOME) EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of other nonoperating income (expense)
Other (income) expense, net for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Gain on the Skincare Sale	$(309)	$—	$—
Gain on the iNova Sale	(309)	—	—
Gain on the Dendreon Sale	(97)	—	—
Loss on the Sprout Sale	98	—	—
Net loss (gain) on other sales of assets	37	(6)	8
Other post business combination expenses	—	—	183
Litigation and other matters	226	59	37
Other, net	1	20	67
Other (income) expense, net	$(353)	$73	$295